Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Available for sale fixed maturities and equity securities
Available for sale fixed maturities at December 31 consisted of the following (in millions):

	2019					2018
	Amortized Cost	Gross Unrealized		Net Unrealized	Fair Value	Amortized Cost	Gross Unrealized		Net Unrealized	Fair Value
		Gains	Losses				Gains	Losses
Fixed maturities:
U.S. Government and government agencies	$38	$7	$—	$7	$45	$41	$1	$(3)	$(2)	$39
States, municipalities and political subdivisions	4,080	270	(1)	269	4,349	4,195	130	(28)	102	4,297
Foreign government	31	3	—	3	34	11	2	—	2	13
Residential MBS	1,909	193	(3)	190	2,099	1,749	203	(4)	199	1,948
Commercial MBS	807	28	—	28	835	822	16	(2)	14	836
Collateralized loan obligations	3,401	8	(30)	(22)	3,379	3,440	—	(57)	(57)	3,383
Other asset-backed securities	5,265	138	(16)	122	5,387	4,067	122	(19)	103	4,170
Corporate and other	20,613	1,176	(18)	1,158	21,771	19,699	158	(411)	(253)	19,446
Total fixed maturities	$36,144	$1,823	$(68)	$1,755	$37,899	$34,024	$632	$(524)	$108	$34,132

Equity securities reported at fair value
Equity securities, which are reported at fair value with holding gains and losses recognized in net earnings, consisted of the following at December 31 (in millions):

	2019			2018
			Fair Value			Fair Value
			over (under)			over (under)
	Actual Cost	Fair Value	Cost	Actual Cost	Fair Value	Cost
Common stocks	$497	$552	$55	$562	$518	$(44)
Perpetual preferred stocks	249	257	8	236	225	(11)
Total equity securities carried at fair value	$746	$809	$63	$798	$743	$(55)

Available for sale securities in a continuous unrealized loss position
The following tables show gross unrealized losses (dollars in millions) on available for sale fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position at the following balance sheet dates.

	Less Than Twelve Months			Twelve Months or More
	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
December 31, 2019
Fixed maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	(1)	105	99%	—	5	100%
Residential MBS	(2)	315	99%	(1)	15	94%
Commercial MBS	—	11	100%	—	—	—%
Collateralized loan obligations	(9)	995	99%	(21)	1,363	98%
Other asset-backed securities	(11)	838	99%	(5)	91	95%
Corporate and other	(11)	937	99%	(7)	202	97%
Total fixed maturities	$(34)	$3,201	99%	$(34)	$1,676	98%

December 31, 2018
Fixed maturities:
U.S. Government and government agencies	$—	$1	100%	$(3)	$11	79%
States, municipalities and political subdivisions	(12)	773	98%	(16)	471	97%
Residential MBS	(3)	203	99%	(1)	32	97%
Commercial MBS	(1)	117	99%	(1)	30	97%
Collateralized loan obligations	(48)	2,807	98%	(9)	147	94%
Other asset-backed securities	(12)	1,231	99%	(7)	293	98%
Corporate and other	(294)	9,616	97%	(117)	1,761	94%
Total fixed maturities	$(370)	$14,748	98%	$(154)	$2,745	95%

Roll forward of cumulative credit portion of other-than-temporary impairments on fixed maturity securities
A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in millions):

	2019	2018	2017
Balance at January 1	$97	$99	$104
Additional credit impairments on:
Previously impaired securities	1	—	1
Securities without prior impairments	—	1	2
Reductions due to sales or redemptions	(6)	(3)	(8)
Balance at December 31	$92	$97	$99

Available for sale fixed maturity securities by contractual maturity date
The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2019 (dollars in millions). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized	Fair Value
	Cost	Amount	%
Maturity
One year or less	$1,334	$1,356	4%
After one year through five years	8,151	8,510	22%
After five years through ten years	12,092	12,940	34%
After ten years	3,185	3,393	9%
	24,762	26,199	69%
Collateralized loan obligations and other ABS (average life of approximately 4-1/2 years)	8,666	8,766	23%
MBS (average life of approximately 4-1/2 years)	2,716	2,934	8%
Total	$36,144	$37,899	100%

Net investment income earned and investment expenses incurred
The following table shows (in millions) investment income earned and investment expenses incurred.

	2019	2018	2017
Investment income:
Fixed maturities	$1,600	$1,450	$1,342
Equity securities:
Dividends	34	30	21
Change in fair value (*)	17	13	—
Equity in earnings of partnerships and similar investments	90	96	37
Mortgage loans	43	45	46
Policy loans	9	10	11
Real estate and other	36	26	31
Gross investment income	1,829	1,670	1,488
Investment expenses	(16)	(13)	(10)
Net investment income	$1,813	$1,657	$1,478

(*)
Although the change in the fair value of the majority of GALIC’s equity securities is recorded in realized gains (losses) on securities, GALIC records holding gains and losses in net investment income on equity securities classified as “trading” under previous guidance and on a small portfolio of limited partnership and similar investments that do not qualify for the equity method of accounting.

Real estate and other investments included on the Balance Sheet
Realized gains (losses) and changes in unrealized appreciation (depreciation) included in AOCI related to fixed maturity and equity security investments are summarized as follows (in millions):

	2019				2018
	Realized gains (losses)				Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturities	$19	$(21)	$(2)	$1,647	$5	$(21)	$(16)	$(1,057)
Equity securities	122	—	122	—	(107)	—	(107)	—
Mortgage loans and other investments	2	—	2	—	—	—	—	—
Other (*)	(1)	11	10	(835)	11	7	18	502
Total pretax	142	(10)	132	812	(91)	(14)	(105)	(555)
Tax effects	(30)	2	(28)	(171)	19	3	22	117
Net of tax	$112	$(8)	$104	$641	$(72)	$(11)	$(83)	$(438)

	2017
	Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturities	$15	$(14)	$1	$455
Equity securities	12	(27)	(15)	66
Mortgage loans and other investments	(8)	(2)	(10)	—
Other (*)	(3)	14	11	(219)
Total pretax	16	(29)	(13)	302
Tax effects:
Reclassify impact of U.S. corporate tax rate change	—	—	—	101
Other	(6)	10	4	(106)
Total tax effects	(6)	10	4	(5)
Net of tax	$10	$(19)	$(9)	$297

(*)	Primarily adjustments to deferred policy acquisition costs and reserves related to the annuity business.

Holding gains (losses) on equity securities still held
GALIC recorded net holding gains (losses) on equity securities during 2019 and 2018 on securities that were still owned at December 31 as follows (in millions):

	2019	2018
Included in realized gains (losses)	$123	$(110)
Included in net investment income	17	13
	$140	$(97)

Gross realized gains and losses on available for sale fixed maturity and equity security investments
Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity investment transactions consisted of the following (in millions):

	2019	2018	2017
Gross gains	$30	$17	$37
Gross losses	(16)	(12)	(19)

During 2017, GALIC recorded gross gains of $23 million and gross losses of $11 million on available for sale equity securities.